As filed with the Securities and Exchange Commission on February 6, 2025

1933 Act Registration File No. 333-258490

1940 Act File No. 811-23723

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒

Strategic Trust

(Exact Name of Registrant as Specified in Charter)

7887 East Belleview Ave., Suite 1100

Denver, Colorado 80111

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code) (303) 499-1959

Kevin Kelly

c/o Kelly Strategic Management, LLC

7887 East Belleview Ave., Suite 1100

Denver, Colorado 80111

(Name and Address of Agent for Service)

Copies to:

Eric Simanek, Esq.

Eversheds Sutherland (US) LLP

700 6th Street, N.W.

Washington, DC 20001

(202) 220-8412

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On February 14, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 25 (the “Amendment”) relating to Daily Delta N100 Upside Option Strategy ETF, Daily Delta N100 Downside Option Strategy ETF, Daily Delta S500 Upside Option Strategy ETF, Daily Delta S500 Downside Option Strategy ETF, Daily Delta R2000 Upside Option Strategy ETF and Daily Delta R2000 Downside Option Strategy ETF was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 5, 2024, and was most recently delayed until February 7, 2025 by Post-Effective Amendment No. 40.

This Post-Effective Amendment No. 41 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 14, 2025, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 41 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 25.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 6th day of February, 2025.

KELLY STRATEGIC TRUST

By:	/s/ Kevin Kelly
Kevin Kelly
Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 40 to its Registration Statement has been signed below by the following persons in their capacities as of February 6, 2025.

Signature	Title	Date
/s/ Kevin Kelly Kevin Kelly	President, Principal Executive Officer, Chairman of the Board of Trustees	February 6, 2025
/s/ Jim Niemie Jim Niemie	Principal Financial Officer, Chief Financial Officer and Treasurer	February 6, 2025
Matthew Patterson* Matthew Patterson	Trustee	February 6, 2025
Ethan Powell* Ethan Powell	Trustee	February 6, 2025

* By:	/s/ Kevin Kelly
Kevin Kelly, Attorney-in-Fact
by Power of Attorney